Aptus Deferred Income ETF
Schedule of Investments
July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 94.4% (a)(b)(c)	Notional Amount	Contracts		Value
Call Options - 56.6%
Invesco QQQ Trust Series 1, Expiration: 11/20/2026; Exercise Price: $100.00 (d)	$ 93,841,836	1,364		$ 80,211,370
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/20/2026; Exercise Price: $93.78 (d)	109,123,300	11,740		1,015,041
Total Call Options				81,226,411

Put Options - 37.8%
Invesco QQQ Trust Series 1, Expiration: 11/20/2026; Exercise Price: $1,100.00 (d)	93,841,836	1,364		54,360,869
TOTAL PURCHASED OPTIONS (Cost $136,011,689)				135,587,280

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 4.3%		Par		Value
4.01%, 07/08/2027 (e)(f)		$ 6,350,000		6,117,507
TOTAL U.S. TREASURY BILLS (Cost $6,118,278)				6,117,507

MONEY MARKET FUNDS - 0.4%		Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (g)		625,756		625,756
TOTAL MONEY MARKET FUNDS (Cost $625,756)				625,756

TOTAL INVESTMENTS - 99.1% (Cost $142,755,723)				142,330,543
Other Assets in Excess of Liabilities - 0.9%			0.00915	1,314,679
TOTAL NET ASSETS - 100.0%				$ 143,645,222

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of July 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2026 was $6,118,098.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Aptus Deferred Income ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.4)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)% (c)
Invesco QQQ Trust Series 1, Expiration: 11/20/2026; Exercise Price: $1,100.00	$ (93,841,836)	(1,364)	$ (14,827)

Put Options - (1.4)%
Invesco QQQ Trust Series 1, Expiration: 11/20/2026; Exercise Price: $100.00	(93,841,836)	(1,364)	(4,556)
iShares 7-10 Year Treasury Bond ETF, Expiration: 11/20/2026; Exercise Price: $93.78	(109,123,300)	(11,740)	(1,958,701)
Total Put Options			(1,963,257)
TOTAL WRITTEN OPTIONS (Premiums received $1,287,984)			$ (1,978,084)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

Aptus Deferred Income ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTSOA7 (a)	Goldman Sachs	Receive	EFFR	Termination	05/14/2030		$ 44,951,621	$ 3,182,846
RCXTSOA7 (a)	Goldman Sachs	Receive	EFFR	Termination	11/05/2027		19,790,108	113,599
Net Unrealized Appreciation (Depreciation)						0	0	$ 3,296,445

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.
(a) The Systematic Dynamic PutWrite Series 1 (“RCXTSOA7” or the “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index generally is made up of S&P Index options. As of July 31, 2026, the components of the Index are provided below.

The underlying components of the index as of July 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Option Contracts:
S&P 500 Weekly Index P7135	08/03/2026	(119.65)	$(21)	0.00%
S&P 500 Weekly Index P7205	08/03/2026	(256.91)	$(70)	0.00%
S&P 500 Weekly Index P7210	08/03/2026	(167.01)	$(45)	0.00%
S&P 500 Weekly Index P7255	08/03/2026	(478.46)	$(190)	0.00%
S&P 500 Weekly Index P7385	08/03/2026	(1346.50)	$(3,843)	-0.01%
S&P 500 Weekly Index P7480	08/03/2026	(203.69)	$(3,372)	0.00%
S&P 500 Weekly Index P7175	08/04/2026	(166.70)	$(113)	0.00%
S&P 500 Weekly Index P7185	08/04/2026	(119.72)	$(88)	0.00%
S&P 500 Weekly Index P7215	08/04/2026	(260.45)	$(241)	0.00%
S&P 500 Weekly Index P7340	08/04/2026	(471.92)	$(1,691)	0.00%
S&P 500 Weekly Index P7540	08/04/2026	(203.65)	$(10,849)	-0.02%
S&P 500 Weekly Index P7155	08/05/2026	(119.51)	$(127)	0.00%
S&P 500 Weekly Index P7190	08/05/2026	(169.00)	$(237)	0.00%
S&P 500 Weekly Index P7315	08/05/2026	(256.89)	$(1,179)	0.00%

S&P 500 Weekly Index P7500	08/05/2026	(202.99)	$(7,506)	-0.01%
S&P 500 Weekly Index P7165	08/06/2026	(121.15)	$(226)	0.00%
S&P 500 Weekly Index P7290	08/06/2026	(166.69)	$(890)	0.00%
S&P 500 Weekly Index P7480	08/06/2026	(203.59)	$(7,041)	-0.01%
S&P 500 Weekly Index P7270	08/07/2026	(119.50)	$(756)	0.00%
S&P 500 Weekly Index P7545	08/07/2026	(204.02)	$(14,284)	-0.02%
S&P 500 Weekly Index P7575	08/10/2026	(202.97)	$(18,872)	-0.03%
S&P 500 Weekly Index P7520	08/11/2026	(202.43)	$(13,247)	-0.02%
S&P 500 Weekly Index P7540	08/12/2026	(203.57)	$(16,326)	-0.02%
S&P 500 Weekly Index P7570	08/13/2026	(203.22)	$(20,387)	-0.03%
S&P 500 Weekly Index P7535	08/14/2026	(202.74)	$(17,092)	-0.03%
S&P 500 Weekly Index P7460	08/17/2026	(203.50)	$(12,168)	-0.02%
S&P 500 Weekly Index P7440	08/18/2026	(204.67)	$(11,619)	-0.02%
S&P 500 Weekly Index P7510	08/19/2026	(205.10)	$(17,292)	-0.03%
S&P 500 Weekly Index P7500	08/20/2026	(204.26)	$(17,056)	-0.03%
S&P 500 Weekly Index P7410	08/21/2026	(204.60)	$(11,739)	-0.02%

S&P 500 Weekly Index P7410	08/24/2026	(205.82)	$(12,596)	-0.02%
S&P 500 Weekly Index P7410	08/25/2026	(205.92)	$(13,155)	-0.02%
S&P 500 Weekly Index P7430	08/26/2026	(206.04)	$(14,841)	-0.02%
S&P 500 Weekly Index P7320	08/27/2026	(206.00)	$(10,509)	-0.02%
S&P 500 Weekly Index P7440	08/28/2026	(206.90)	$(17,108)	-0.03%
S&P 500 Weekly Index P7490	08/31/2026	(206.17)	$(21,229)	-0.03%
Total Options Contracts			$(298,005)	-0.46%
Cash
Cash			65,039,734	100.46%
Total Underlying Positions			$64,741,729	100.00%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Deferred Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ –	$ 135,587,280	$ –	$ 135,587,280
U.S. Treasury Bills	–	6,117,507	–	6,117,507
Money Market Funds	625,756	–	–	625,756
Total Investments	$ 625,756	$ 141,704,787	$ –	$ 142,330,543

Other Financial Instruments:
Total Return Swaps *	$ –	$ 3,296,445	$ –	$ 3,296,445
Total Other Financial Instruments	$ –	$ 3,296,445	$ –	$ 3,296,445

Liabilities:
Investments:
Written Options	$ –	$ (1,978,084)	$ –	$ (1,978,084)
Total Investments	$ –	$ (1,978,084)	$ –	$ (1,978,084)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments, Schedule of Written Options, and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.